Description of business and significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries after elimination of inter-company accounts and transactions.

Acquisitions of companies have been consolidated from the date on which control of the net assets and operations was transferred to the Company.

Acquisitions of companies are accounted for using the purchase method of accounting.

Cash and cash equivalents
(b)	Cash and cash equivalents

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less. Cash equivalents are stated at cost, which approximates fair value because of the short-term maturity of these instruments. The Company has no cash equivalents as of March 31, 2018 and 2019.

Inventories
(c)	Inventories

Inventories are stated at the lower of cost, as determined on a first-in, first-out basis, or net realizable value. Costs of inventories include purchase and related costs incurred in bringing the products to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The Company routinely reviews its inventories for their salability and for indications of obsolescence to determine if inventory carrying values are higher than net realizable value. Some of the significant factors the Company considers in estimating the net realizable value of its inventories include the likelihood of changes in market and customer demand and expected changes in market prices for its inventories.

Trade receivables
(d)	Trade receivables

Trade receivables are recorded at the invoiced amount, net of allowances for doubtful accounts and sales returns, if any. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing trade receivables. Bad debt expense is included in the administrative and general expenses.

The Company recognizes an allowance for doubtful receivables to ensure accounts and other receivables are not overstated due to uncollectibility. Allowance for doubtful receivables is maintained for all customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience. An additional allowance for individual accounts is recorded when the Company becomes aware of customers’ or other debtors’ inability to meet their financial obligations, such as bankruptcy filings or deterioration in the customer’s or other debtor’s operating results or financial position. If circumstances related to customers or debtors change, estimates of the recoverability of receivables will be further adjusted.

Income taxes and deferred income taxes
(e)	Income taxes and deferred income taxes

Amounts in the consolidated financial statements related to income taxes are calculated using the principles of Accounting Standards Codification (“ASC”) 740 and Accounting Standards Updates (“ASU”) 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”. ASC 740 requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting bases and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Future tax benefits, such as net operating loss carry forwards, are recognized as deferred tax assets. Recognized deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company complies with ASC 740 “Income Taxes” for uncertainty in income taxes recognized in financial statements. ASC 740 prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company’s accounting policy is to treat interest and penalties as components of income taxes. The Company’s income tax returns through the fiscal year ended March 31, 2018 have been assessed by the tax authorities.

Lease prepayments and intangible assets
(f)	Lease prepayments and intangible assets

Lease prepayments represent the cost of land use rights in the People’s Republic of China (“PRC”). Land use rights held by the Company are included in intangible assets. The granted useful life of the land use rights is 50 years. They are stated at cost and amortized on a straight-line basis over a maximum period of 30 years, in accordance with the business licenses of 30 years.

Property, plant and equipment
(g)	Property, plant and equipment, net

(i)	Property, plant and equipment are stated at cost less accumulated depreciation. Leasehold land and buildings are depreciated on a straight-line basis over 15 to 50 years, representing the shorter of the remaining term of the lease or the expected useful life to the Company.

(ii)	Other categories of property, plant and equipment are carried at cost and depreciated using the straight-line method over their expected useful lives to the Company. The principal estimated useful lives for depreciation are:

Plant and machinery - 10 years

Furniture, fixtures and equipment - 5 to10 years

Motor vehicles - 5 years

(iii)	Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use.

(iv)	The cost of major improvements and betterments is capitalized, whereas the cost of maintenance and repairs is expensed in the year when it is incurred.

(v)	Any gain or loss on disposal is included in the consolidated statements of operations and comprehensive income.

Impairment of long-lived assets including intangible assets
(h)	Impairment of long-lived assets including intangible assets

Long-lived assets held and used by the Company and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the asset. If such assets are considered to be impaired, the impairment loss is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets calculated using a discounted future cash flows analysis. Provisions for impairment made on other long-lived assets are disclosed in the consolidated statements of operations and comprehensive income. The Company lost a major customer during 2017 and as a result, the Company performed an assessment of the value of the property, plant and equipment and intangible assets in Xinxing, PRC, and no provision for impairment was made by the Company (2018: $nil; 2017: $nil) based on the assessment.

Capital and operating leases
(i)	Capital and operating leases

Costs in respect of operating leases are charged against income on a straight-line basis over the lease term. Leasing agreements, which transfer to the Company substantially all the benefits and risks of ownership of an asset, are treated as if the asset had been purchased outright. The assets are included in property, plant and equipment (“capital leases”) and the capital element of the lease commitments is shown as an obligation under capital leases. The lease rentals are treated as consisting of capital and interest elements. The capital element is applied to reduce the outstanding obligation and the interest element is charged against profit so as to give a consistent periodic rate of charge on the remaining balance outstanding at the end of each accounting period. Assets held under capital leases are depreciated over the useful lives of the equivalent owned assets or the lease term, whichever is shorter.

Revenue recognition
(j)	Revenue recognition

Effective April 1, 2018, the Company adopted the new guidance of ASC Topic 606, “Revenue from Contracts with Customers (Topic 606)”, which supersedes the revenue recognition requirements in ASC Topic 605, “Revenue Recognition”. Topic 606 requires the Company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company applies the following steps to recognize revenues: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation.

Product sales

The Company’s revenue from contracts with customers is derived from product revenue principally from the sales of electronic scales and pet electronic products directly to customers. The Company sells goods to customers based on purchase orders received from the customers. The Company has determined there is one performance obligation for each model included in the purchase orders. The performance obligation is considered to be met and revenue is recognized when the customer obtains control of the goods, which is generally the point at which products are leaving the ports of Hong Kong, Shenzhen or Nansha (Guangzhou). The Company did not recognize any revenue from contracts with customers for performance obligations satisfied overtime during the year ended March 31, 2019. The timing of revenue recognition is not impacted by the new standard.

The transaction price is generally in the form of a fixed price which is agreed with the customer at contract inception. The transaction price is recorded net of any sales return, surcharges and value-added taxes on gross sales. The Company allocates the transaction price to each performance obligation based on the purchase orders. Customers are required to pay over an agreed-upon credit period, usually between 15 to 60 days. In certain circumstances, the Company will request a deposit from a customer. Customers’ deposits are settled part of the outstanding bill upon receiving an acknowledgement from customers. For the remaining balance of the outstanding bill, the customer is required to pay over an agreed-upon credit period, usually between 0 to 15 days.

Return rights

The Company does not provide its customers with a right of return or production protection. Each customer is required to perform a product quality check before accepting delivery of goods. The Company provides to certain customers an additional one to two percent of the quantity of certain products ordered in lieu of a warranty, which is recognized as cost of sales when these products are shipped to customers from the Company’s facilities.

Value-added taxes and surcharges

The Company presents revenue net of value-added taxes (“VAT”) and surcharges incurred. Surcharge are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. VAT, business taxes and surcharges collected from customers, net of VAT paid for purchases, are recorded as a liability in the consolidated balance sheets until these are paid to the tax authorities.

Outbound freight and handling costs

The Company accounts for product outbound freight and handling costs as fulfillment activities and present the associated costs in selling, general and administrative expenses in the period in which it sells the product.

Disaggregation of revenue

The Company disaggregates its revenue from different types of contracts with customers by principal product categories, as the Company believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See Note 19 for product revenues by segment.

Contract balances

The Company did not recognize any contract asset as of April 1, 2018 and March 31, 2019. The timing between the recognition of revenue and receipt of payment is not significant. The Company’s contract liabilities consist of deposits received from customers. As of April 1, 2018 and March 31, 2019, the balances of the contract liabilities are approximately $57,000 and $17,000, respectively. All contract liabilities at the beginning of the year ended March 31, 2019 were recognized as revenue during the year ended March 31, 2019 and all contract liabilities as of year ended March 31, 2019 are expected to be realized in the following year. As of April 1, 2019, the adoption of ASU 606 did not have a material impact on the Company’s consolidation financial statements.

Rental income is recognized according to the rental agreements. Rental income for non-uniform rent payments is recognized on a straight-line basis throughout the lease term.

Research and development costs
(k)	Research and development costs

Research and development costs include salaries, utilities and contractor fees that are directly attributable to the conduct of research and development progress primarily related to the development of new design of products. Research and development costs of approximately $158,000, $152,000 and $175,000 were charged to operations for the years ended March 31, 2017, 2018 and 2019, respectively.

Advertising
(l)	Advertising

Advertising costs are expensed as incurred and are included within selling, general and administrative expenses. Advertising costs were approximately $10,000, $18,000 and $21,000 for the fiscal years ended March 31, 2017, 2018 and 2019, respectively.

Foreign currency translations
(m)	Foreign currency translations

(i)	The Company’s functional currency is the United States dollar. Transactions denominated in non-United States dollar currencies of foreign subsidiaries where the United States dollar is the functional currency are translated into United States dollars at the exchange rates existing at date of transaction. The translation of local currencies into United States dollars at the balance sheet date creates transaction adjustments which are included in net income. Exchange differences are recorded in the statements of operations and comprehensive income.

(ii)	The financial statements of foreign subsidiaries, where non-United States dollar currencies are the functional currencies, are translated into United States dollars using exchange rates in effect at period end for assets and liabilities and average exchange rates during each reporting period for the statement of operations. Adjustments resulting from translation of these financial statements are reflected as a separate component of stockholders’ equity in accumulated other comprehensive income.

Stock Options and warrants
(n)	Stock options and warrants

Stock options have been granted to employees, directors and non-employee directors. Upon exercise of the options, a holder can acquire shares of common stock of the Company at an exercise price determined by the board of directors. The options are exercisable based on the vesting terms stipulated in the option agreements or plan.

The Company follows the guidance of ASC 718, “Accounting for Stock Options and Other Stock-Based Compensation”. ASC 718 requires companies to record compensation expense for share-based awards issued to employees and directors in exchange for services provided. The amount of the compensation expense is based on the estimated fair value of the awards on their grant dates and is recognized over the required service periods. Our share-based awards include stock options and restricted stock awards. The estimated fair value underlying our calculation of compensation expense for stock options is based on the Black-Scholes pricing model. Forfeitures of share-based awards are estimated at the time of grant and revised, if necessary, in subsequent periods if our estimates change based on the actual amount of forfeitures we have experienced.

Fair value of financial instruments
(o)	Fair value of financial instruments

The carrying amounts of financial instruments including cash and cash equivalents, trade receivables, net, other receivables, deposits and prepayments, other current assets, accounts payable and accrued charges and deposits, and other current liabilities approximate fair value due to the relatively short-term maturity of these instruments. The carrying value of long-term debt approximates fair value based on prevailing borrowing rates currently available for loans with similar terms and maturities.

Treasury stock
(p)	Treasury stock

The Company periodically retires treasury shares that it acquires through share repurchases and returns those shares to the status of authorized but unissued. The Company accounts for treasury stock transactions under the cost method. For each reacquisition of common stock, the number of shares and the acquisition price for those shares is added to the existing treasury stock count and total value, respectively, and recognized as a deduction from equity. When treasury shares are retired, the Company’s policy is to allocate the excess of the repurchase price over the par value of shares acquired to additional paid-in capital, with any remaining amount being charged to retained earnings.

Recent accounting pronouncements
(q)	Recent accounting pronouncements

In February 2016, the FASB issued ASU 2016-02, "Leases (Subtopic 842)" ("ASU 2016-02"), and associated ASUs related to Topic 842, which requires an entity that leases assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. Leases will be classified as either financing or operating, similar to current accounting requirements, with the applicable classification determining the pattern of expense recognition in the statement of operations. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 and must be adopted using a modified retrospective approach, which requires lessees and lessors to recognize and measure all leases within the scope of this ASU using one of the following transition methods: (i) the effective date or (ii) the beginning of the earliest comparative period presented in the financial statements at the date of initial application. The Company has elected to apply the transition requirements on April 1, 2019, effective date rather than at the beginning of the earliest comparative period presented. This approach allows for a cumulative effect adjustment in the period of adoption, and prior periods will not be restated. In addition, the Company has elected the package of practical expedients permitted under the transition guidance, which does not require a reassessment of prior conclusions related to contracts containing a lease, lease classification and initial direct lease costs. As an accounting policy election, the Company will exclude short-term leases (term of 12 months or less) from the balance sheet presentation and will account for non-lease and lease components in a contract as a single lease component for all asset classes.

The Company analyzed the impact of ASU 2016-02 across all lease arrangements to evaluate and implement the new standard. The Company are expected to meet the new accounting and disclosure requirements upon adoption on April 1, 2019. Based on the Company’s preliminary assessment, the Company expects to record right-of-use assets of approximately $413,000 and lease liabilities of approximately $413,000 in the consolidated balance sheets on the adoption date of April 1, 2019. The impact on the Group’s consolidated statements of operations and consolidated statements of cash flows is not expected to be material.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments" ("ASU 2016-13"), which improves financial reporting by providing timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. Forward-looking information will now be used to better inform credit loss estimates. This ASU is effective for interim and annual periods beginning after December 15, 2019 and early adoption is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, "Earnings Per Share (Topic 260) (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception" ("ASU 2017-11"). The amendments require companies to disregard the down round feature when assessing whether the instrument is indexed to its own stock, for purposes of determining liability or equity classification. Companies that provide earnings per share (EPS) data will adjust their basic EPS calculation for the effect of the feature when triggered (i.e., when the exercise price of the related equity-linked financial instrument is adjusted downward because of the down round feature) and will also recognize the effect of the trigger within equity. For public business entities, this ASU should be effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2018. We are currently evaluating the impact the adoption of ASU 2017-11 will have on the Company’s consolidated financial statements.

In September 2017, the FASB issued ASU 2017-13, “Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), Leases (Topic 840), and Leases (Topic 842)” ("ASU 2017-13"): Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the July 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments. The amendments in ASU 2017-13 amend the early adoption date option for certain companies related to the adoption of ASU 2014-09 and ASU 2016-02. The effective date is the same as the effective date and transition requirements for the amendments for ASU 2014-09 and ASU 2016-02.

In February 2018, the FASB issued ASU 2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220)” ("ASU 2018-02"). The amendments in this Update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. However, because the amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The amendments in this Update also require certain disclosures about stranded tax effects. Public business entities should apply the amendments in ASU 2018-02 for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted. We are currently evaluating the impact of adopting ASU 2018-02 on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” ("ASU 2018-13") which is part of the FASB disclosure framework project to improve the effectiveness of disclosures in the notes to the financial statements. The amendments in the new guidance remove, modify and add certain disclosure requirements related to fair value measurements covered in Topic 820, “Fair Value Measurement.” The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for either the entire standard or only the requirements that modify or eliminate the disclosure requirements, with certain requirements applied prospectively, and all other requirements applied retrospectively to all periods presented. The Company is currently evaluating the impact of adopting this guidance.

In October 2018, the FASB issued ASU No. 2018-17, “Consolidation: Targeted Improvements to Related Party Guidance

for Variable Interest Entities,” ("ASU 2018-17") which modifies the guidance related to indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interest. ASU 2018-17 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance

In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” (“ASU 2018-19”) which clarifies and improves guidance related to credit losses, hedging, and recognition and measurement. Same as ASU 2016-13, this ASU is effective for interim and annual periods beginning after December 15, 2019 and early adoption is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In December 2018, the FASB issued ASU No. 2018-20, “Leases (Topic 842): Narrow-Scope Improvements for Lessors,” (“ASU 2018-20”) which aligns the guidance for fair value of the underlying asset by lessors that are not manufacturers or dealers in Topic 842, with that of existing guidance. Same as ASU 2016-02, this ASU is effective for interim and annual periods beginning after December 15, 2018. The Company believes adoption of this ASU would not have significant impact on its consolidated financial statements.

In March 2019, the FASB issued ASU No. 2019-01, “Leases (Topic 842): Codification Improvements,” (“ASU 2019-01”) which provides guidance on determining the fair value of the underlying asset by lessors that are not manufacturers or dealers and presenting sales-type and direct financing leases on the statement of cash flows. ASU 2019-01 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance.

We believe there is no additional new accounting guidance adopted, but not yet effective that is relevant to the readers of our financial statements. However, there are numerous new proposals under development which, if and when enacted, may have a significant impact on our financial reporting.